Sextant

Mutual Funds

(Graphic Omitted)

Fellow Shareowners:

The “New Economy” fantasy era is over, and with it the long bull market. Downward readjustments that commenced in March 2000 continue. Technology is still a wreck. Fortunately, much of the important news is good. Stimulative federal fiscal and monetary policies stopped a budding recession in 2001, and the economy is growing at around 3% annually. Consumers continue to spend, and corporate earnings are not as dismal as the press makes out. The “piling on” presently underway against business worldwide makes good politics, but the long-term impacts appear small.

Prudent investors do well to remember that change is the only real constant. Today’s choppy economic seas will again be soothed by the “invisible hand” of free economic markets. Change is the rational for our four distinctly different Sextant funds, which allow investors to choose the variable returns of the domestic and international stock markets, long-term bonds, or the safety of short-term bonds.

As would be expected for the six and twelve months ended May 31st, the Short-Term Bond Fund and Bond Income Fund outdistanced the Growth and International Funds. Looking forward, interest rates are likely to remain steady, while stock prices look poised for a significant rebound. Rotation from fully priced bonds back into depressed stocks should be rewarding over the next year.

Our Sextant funds employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. Relative performance of the Sextant funds continued their long-term record of being above average, and each Sextant fund outperformed their Morningstar benchmarks to qualify for performance fee bonuses. For the six and twelve months ended May 31, 2002 comparative total returns are:

Sextant Fund	6-month Total Return	12-month Total Return	vs. Morningstar	12-month Total Return
Short-Term Bond	+2.39%	+7.14%	Short-Term Bonds	+5.42%
Bond Income	+2.94%	+9.73%	Long-Term Bonds	+6.38%
Growth	-0.59%	-3.74%	Domestic Growth	-11.39%
International	+0.83%	-8.74%	Foreign Stock	-9.49%)

While our funds remain small, growing awareness of the Sextant Funds and their excellent services continues to attract investor inquiries. It has been an exciting year so far and we are looking forward to the second half. Thank you for investing your money with ours.

Respectfully,

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

July 15, 2002

May 31, 2002 Semi-Annual Report	1

INVESTMENTS	SEXTANT SHORT-TERM BOND FUND (graphic omitted)

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2002
	Auto/Truck Manufacturing (4.4%)
A-	DaimlerCrysler	6.90% 9/1/2004	$90,000	$93,573
	Banking (12.2%)
A+	Australia & New Zealand Bank	6.25% 2/1/2004	85,000	88,043
A	Bankers Trust	8.25% 5/1/2005	85,000	92,285
A-	Washington Mutual Financial	8.25% 6/15/2005	75,000	81,608
	SUB-TOTAL		245,000	261,936
	Building Products (3.5%)
A-	Lowes Companies	7.50% 12/15/2005	70,000	75,915
	Chemicals (3.1%)
A-	Praxair	6.15% 4/15/2003	65,000	66,248
	Computer (7.3%)
AA-	Hewlett Packard	7.15% 6/15/2005	70,000	73,143
BBB+	Sun Microsystems	7.35% 8/15/2004	80,000	83,432
	SUB-TOTAL		150,000	156,575
	Cosmetics & Toiletries (3.5%)
BBB	Dial	6.625% 6/15/2003	75,000	76,582
	Finance & Insurance (17.1%)
A	Alliance Capital Mangement	5.625% 8/15/2006	65,000	65,689
A+	International Finance AIG	5.75% 10/15/2006	95,000	96,235
A-	Lincoln National Insurance	7.25% 5/15/2005	100,000	106,670
BBB+	Stillwell Financial	7.00% 11/1/2006	95,000	100,063
	SUB-TOTAL		355,000	368,657
	Machinery (8.5%)
A	Deere	6.55% 7/15/2004	90,000	93,177
A	Eaton	6.95% 11/15/2004	85,000	88,774
	SUB-TOTAL		175,000	181,951

2	May 31, 2002 Semi-Annual Report

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Medical Drugs (11.5%)
AAA	Bristol Myers Squibb	4.75% 10/1/2006	90,000	89,073
A	Cardinal Health	6.50% 2/15/2004	75,000	77,783
A-	Wyeth	7.90% 2/15/2005	75,000	81,135
	SUB-TOTAL		240,000	247,991
	Oil & Gas (10.5%)
AA+	Amoco Canada	7.25% 12/1/2002	70,000	71,106
A-	Columbia Energy	6.61% 11/28/2002	50,000	49,965
BBB+	Union Oil of California	7.20% 5/15/2005	100,000	104,790
	SUB-TOTAL		220,000	225,861
	Retailing (2.4%)
BBB	Safeway	6.05% 11/15/2003	50,000	50,925
	Telecommunications (4.5%)
BBB	Sprint Capital	5.875% 5/1/2004	100,000	96,968
	Utilities (4.6%)
AA-	Florida Power & Light	6.875% 12/1/2005	95,000	99,807

	Total Investments (93.1%)	(Cost = $1,936,313)	$1,930,000	2,002,989
	Other Assets (net of liabilities) (6.9%)			147,412
	Total Net Assets (100%)			$2,150,401
	*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2002 Semi-Annual Report	3

FINANCIAL HIGHLIGHTS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the period:
			For the year ended November 30,
		Period ended May 31, 2002	2001	2000	1999	1998	1997
Net asset value at beginning of period		$5.10	$4.95	$4.92	$5.04	$4.99	$5.00
Income from investment operations
	Net Investment Income	0.13	0.26	0.27	0.26	0.27	0.27
	Net gains or losses on securities
	(both realized and unrealized)	(0.01)	0.14	0.03	(0.12)	0.05	(0.01)
Total from investment operations		0.12	0.40	0.30	0.14	0.32	0.26
	Less distributions
	Dividends (from net investment income)	(0.13)	(0.25)	(0.27)	(0.26)	(0.27)	(0.27)
	Distributions (from capital gains)	-	-	-	-	-	-
Total distributions		(0.13)	(0.25)	(0.27)	(0.26)	(0.27)	(0.27)
Net asset value at end of period		$5.09	$5.10	$4.95	$4.92	$5.04	$4.99
Total Return		2.39%	8.37%	6.20%	2.88%	6.67%	5.45%
Ratios / Supplemental Data
Net assets ($000), end of period		$2,150	$2,189	$2,555	$1,795	$1,908	$2,508
Ratio of expenses to average net assets*		0.37%	0.51%	0.61%	0.47%	0.48%	0.60%
Ratio of net investment income to average net assets*		2.56%	5.45%	5.45%	5.22%	5.57%	5.58%
Portfolio turnover rate		17%	28%	12%	21%	71%	47%
*For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .16%, .43%, .41%, .57%, .44%, and .40% respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2002
Assets
	Investments (Cost $1,936,313)	$2,002,989
	Cash	120,140
	Interest Receivable	31,830
	Total Assets		$2,154,959
Liabilities
	Other Liabilities	4,558
	Total Liabilities		4,558
Net Assets			$2,150,401

Fund Shares Outstanding			422,404

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,114,120
	Undistributed net investment income	1,468
	Accumulated net realized loss on investments	(31,863)
	Unrealized net appreciation to Fund shares outstanding	66,676
	Net Assets applicable to Fund shares outstanding		$2,150,401

Net Asset Value, Offering and Redemption price per share			$5.09

(The accompanying notes are an integral part of these financial statements)

4	May 31, 2002 Semi-Annual Report

(Graphic Omitted) SEXTANT SHORT-TERM BOND FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2002
Investment Income
	Interest income	$68,060
	Amortization of bond premium	(5,783)
	Accretion	176
	Gross investment income		$62,453

Expenses
	Investment Advisor and administration fee	6,733
	Professional fees	1,657
	Custodian fees	1,053
	Meetings	531
	Insurance	464
	Filing and registration fees	460
	Printing and postage	409
	Other expenses	175
	Total gross expenses	11,482
	Less: Advisory fees waived	(2,517)
	Less: Custodian fees waived	(1,053)
	Net expenses		7,912
	Net Investment income		54,541

Net realized gain (loss) on investments
	Proceeds from sales	404,863
	Less: Cost of securities sold (based on identified cost)	401,414
	Realized net gain		3,449

Unrealized gain on investments
	End of period	66,676
	Beginning of period	75,853
	Decrease in unrealized gain for the period		(9,177)
	Net realized and unrealized loss on investments		(5,728)

Net increase in net assets resulting from operations			$48,813

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
		May 31, 2002	Nov. 30, 2001
DECREASE IN NET ASSETS
From Operations:
	Net investment income	$54,541	$116,659
	Net realized (gain) loss on investments	3,449	(14,763)
	Net increase (decrease) in unrealized appreciation	(9,177)	80,934
	Net increase in net assets from operations	48,813	182,830

Dividends to shareowners from:
	Net investment income	(54,558)	(114,823)
	Capital gains distributions	-	-
	Total Distributions	(54,558)	(114,823)

Fund share transactions
	Proceeds from sales of shares	178,325	351,703
	Value of shares issued in reinvestment of dividends	54,260	113,922
		232,585	465,625
	Cost of shares redeemed	(265,300)	(899,416)
	Net decrease in net assets from share transactions	(32,715)	(433,791)
Total decrease in net assets		$(38,460)	$(365,784)
NET ASSETS
	Beginning of period	2,188,861	2,554,645
	End of period	$2,150,401	$2,188,861
Shares of the fund sold and redeemed
	Number of shares sold	35,102	70,340
	Number of shares issued in reinvestment of dividends	10,689	22,596
		45,791	92,936
	Number of shares redeemed	(52,470)	(180,306)
Net decrease in number of shares outstanding		(6,679)	(87,370)

(The accompanying notes are an integral part of these financial statements)

May 31, 2002 Semi-Annual Report	5

INVESTMENTS	SEXTANT BOND INCOME FUND (Graphic Omitted)

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2002
	Banking (10.7%)
A+	Chase Manhattan	7.125% 6/15/2009	$50,000	$50,735
A	Citicorp	7.25% 10/15/2011	50,000	53,715
A-	Comerica Bank	7.125% 12/1/2013	50,000	49,158
A+	Norwest Financial	6.85% 7/15/2009	50,000	52,595
	SUB-TOTAL		200,000	206,203

	Building Products (3.7%)
BBB+	Masco	7.125% 8/15/2013	60,000	62,310
	Chemicals (3.1%)
A-	Air Products & Chemicals	8.75% 4/15/2021	50,000	60,420
	Diversified Financial Services (3.6%)
AAA	General Electric Capital	8.125% 5/15/2012	60,000	69,396
	Electric Utilities (5.2%)
A	Alabama Power	7.75% 2/1/2023	48,000	47,448
A-	Commonwealth Edison	7.50% 7/1/2013	50,000	52,780
	SUB-TOTAL		98,000	100,228

	Electronics (2.6%)
A-	Koninlijke Phillips Electronics	7.25% 8/15/2013	50,000	50,110

	Food (9.5%)
BBB+	Conagra	7.875% 9/15/2010	50,000	54,925
A+	Hershey Foods Co.	6.95% 8/15/2012	50,000	52,970
A-	HJ Heinz	6.00% 3/15/2012	75,000	74,520
	SUB-TOTAL		175,000	182,415

	Insurance (6.8%)
A	Allstate	7.50% 6/15/2013	50,000	54,500
A	Progressive	7.00% 10/1/2013	75,000	76,882
	SUB-TOTAL		125,000	131,382

	Investment Finance (5.5%)
AA-	Morgan Stanley Dean Witter	6.75% 10/15/2013	50,000	50,785
BBB+	Paine Webber Group	7.625% 2/15/2014	50,000	54,855
	SUB-TOTAL		100,000	105,640

	Machinery (2.5%)
A	Caterpillar Inc.	9.375% 8/15/2011	40,000	47,844

6	May 31, 2002 Semi-Annual Report

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
	Medical Supplies (2.2%)
A+	Becton Dickinson	7.15% 10/1/2009	40,000	42,796

	Oil & Gas (9%)
BBB	Coastal Energy	9.625% 5/15/2012	65,000	72,605
A	Norsk Hydro A/S (Yankee)	7.50% 10/1/2016	50,000	55,170
A	Texaco Capital	8.625% 6/30/2010	40,000	45,436
	SUB-TOTAL		155,000	173,211

	Retailing (11.7%)
A	Dayton Hudson (Target Stores)	10.00% 1/1/2011	50,000	63,830
A	Lowes Companies	8.25% 6/1/2010	50,000	56,910
A+	May Department Stores Corp.	8.00% 7/15/2012	50,000	55,860
AA	Wal-Mart Stores	7.25% 6/1/2013	45,000	49,842
	SUB-TOTAL		195,000	226,442

	Telecommunications (2.7%)
AA-	GTE	6.90% 11/1/2008	50,000	52,410

	Transportation (9.3%)
A	General Motors	7.70% 4/15/2016	50,000	53,585
BBB+	Southwest Airlines	6.50% 3/1/2012	75,000	75,105
A-	US Freightways	8.5% 4/25/2010	50,000	51,054
	SUB-TOTAL		175,000	179,744

	US Government (7.8%)
AAA	US Treasury Bond	7.25% 5/15/2016	130,000	150,917

Total Investments (95.4%)	(Cost = $1,795,016)	$1,703,000	1,841,468
Other Assets (net of liabilities) (4.6%)			89,201
Total Net Assets (100%)			$1,930,669

*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2002 Semi-Annual Report	7

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
		Period ended	For the year ended November 30,
		May 31, 2002	2001	2000	1999	1998	1997
Net asset value at beginning of period		$4.81	$4.56	$4.59	$5.00	$4.83	$4.76
	Income from investment operations
	Net investment income	0.15	0.30	0.29	0.30	0.29	0.30
	Net gains or losses on securities
	(both realized and unrealized)	(0.01)	0.25	(0.03)	(0.41)	0.17	0.07
Total from investment operations		0.14	0.55	0.26	(0.11)	0.46	0.37
	Less distributions
	Dividends (from net investment income)
	Taxable	(0.14)	(0.30)	(0.29)	(0.30)	(0.29)	(0.30)
	Distributions (from capital gains)	-	-	-	-	-	-
Total distributions		(0.14)	(0.30)	(0.29)	(0.30)	(0.29)	(0.30)
Net asset value at end of period		$4.81	$4.81	$4.56	$4.59	$5.00	$4.83
Total return		2.94%	12.40%	6.05%	(2.20)%	10.08%	8.24%
Ratios/supplemental data
Net assets ($000), end of period		$1,931	$1,965	$1,505	$885	$1,345	$1,092
Ratio of expenses to average net assets*		0.30%	0.34%	0.35%	0.40%	0.30%	0.47%
Ratio of net investment income to average net assets*		2.93%	6.71%	6.58%	6.31%	6.24%	6.85%
Portfolio turnover rate		8%	30%	0%	0%	51%	75%

*For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,the increase to the ratio of expenses to average monthly net assets would be .19%, .72%, .64%, .66%, .61%, and .63%.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2002
Assets
	Bond Investments (Cost $1,795,016)	$1,841,468
	Cash	58,252
	Interest Receivable	32,308
	Insurance Reserve Premium	1,221
	Total Assets		$1,933,249

Liabilities
	Other Liabilities	2,580
	Total Liabilities		2,580
Net Assets			$1,930,669

Fund Shares Outstanding			401,617

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,977,129
	Accumulated net realized loss on investments	(92,913)
	Unrealized net appreciation to Fund shares outstanding	46,453
	Net Assets applicable to Fund shares outstanding		$1,930,669
Net Asset Value, Offering and Redemption price per share			$4.81

(The accompanying notes are an integral part of these financial statements)

8	May 31, 2002 Semi-Annual Report

(graphic omitted) SEXTANT BOND INCOME FUND	STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2002
Investment Income
	Interest income	$65,003
	Amortization of bond premium	(3,372)
	Gross investment income		$61,631
Expenses
	Investment advisor and administration fee	5,777
	Professional fees	1,585
	Filing and registration fees	458
	Custodian fees	385
	Meetings	378
	Printing and postage	344
	Insurance	329
	Other expenses	156
	Total gross expenses	9,412
	Less: Advisor fees waived	(3,280)
	Less: Custodian fees waived	(385)
	Net expenses		5,747
	Net investment income		55,884
Net realized loss on investments
	Proceeds from sales	179,411
	Less: Cost of securities sold based on identified cost	182,663
	Realized net loss		(3,252)
Unrealized gain on investments
	End of period	46,453
	Beginning of period	48,912
	Decrease in unrealized loss for the period		(2,459)
	Net realized and unrealized loss on investments		(5,711)
Net increase in net assets resulting from operations			$50,173

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
INCREASE (DECREASE) IN NET ASSETS		May 31, 2002	Nov. 30, 2001
From Operations:
	Net investment income	$55,884	$104,689
	Net realized loss on investments	(3,252)	(2,114)
	Net increase (decrease) in unrealized appreciation	(2,459)	89,413
	Net increase in net assets from operations	50,173	191,988

Dividends to shareowners from:
	Net investment income	(55,898)	(104,689)
	Capital gains distributions	-	-
	Total Distributions	(55,898)	(104,689)

Fund share transactions
	Proceeds from sales of shares	170,839	578,938
	Value of shares issued in reinvestment of dividends	54,982	103,332
		225,821	682,270
	Cost of shares redeemed	(254,013)	(310,083)
	Net increase (decrease) in net assets from share transactions	(28,192)	372,187
Total increase (decrease) in net assets		$(33,917)	$459,486
NET ASSETS
	Beginning of period	1,964,586	1,505,100
	End of period	$1,930,669	$1,964,586

Shares of the fund sold and redeemed
	Number of shares sold	35,760	121,443
	Number of shares issued in reinvestment of dividends	11,533	21,787
		47,293	143,230
	Number of shares redeemed	(53,743)	(65,605)
Net increase (decrease) in number of shares outstanding		(6,450)	77,625

(The accompanying notes are an integral part of these financial statements)

May 31, 2002 Semi-Annual Report	9

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value
			As of May 31, 2002
Common Stocks (87.9%)

Banking (14%)
Convergys	3.500	$129,041	$91,840
Frontier Financial	4,000	90,207	115,680
JP Morgan Chase & Co.	1,500	85,433	53,925
Washington Mutual	6,750	44,124	262,372
SUB-TOTAL		348,805	523,817

Computers (15.8%)
Adobe Systems	4,800	50,490	173,280
Apple Computer*	5,500	102,348	128,150
Intuit*	3,000	131,758	131,190
3Com*	10,000	51,891	55,600
Oracle*	8,000	28,059	63,200
Phoenix Technologies Ltd.*	3,062	29,148	38,888
SUB-TOTAL		393,694	590,308

Construction (10.2%)
Building Materials Holding Corp.*	4,000	44,171	61,320
Lowes Companies	4,000	135,141	188,640
Weyerhaeuser	2,000	93,867	131,000
SUB-TOTAL		273,179	380,960

Electronics (1.7%)
Agilent Technologies*	1,200	57,828	31,644
Intel	1,200	81,337	33,144
SUB-TOTAL		139,165	64,788

Hotels & Motels (3%)
Westcoast Hospitality*	15,000	111,772	110,850

Investments (8.4%)
Neuberger Berman	1,500	80,105	65,295
Schwab (Charles)	20,415	9,117	247,634
SUB-TOTAL		89,222	312,929
Machinery (1.3%)
Regal-Beloit	2,000	52,106	50,400

10	May 31, 2002 Semi-Annual Report

(graphic omitted) SEXTANT GROWTH FUND	INVESTMENTS)

Issue	Number of Shares	Cost	Market Value

Medical (20.4%)
Affymetrix*	2,000	26,862	47,900
Barr Laboratories	2,000	159,489	133,080
Caremark Rx	3,000	60,125	58,020
Immunex*	6,000	34,598	151,440
Ligand Pharmaceuticals*	5,000	56,429	90,800
Lilly (Eli)	800	77,567	51,760
Pharmaceutical Product Development*	9,000	80,608	228,600
SUB-TOTAL		495,678	761,600

Metal Ores (1.4%)
Phelps Dodge	1,330	76,218	51,870

Oil & Gas Production (3.2%)
Noble*	2,000	14,212	85,400
Williams Companies	2,500	73,415	35,500
SUB-TOTAL		87,627	120,900

Publishing (1.7%)
Wiley (John) & Sons, Class A*	2,400	47,112	61,824

Telecommunications (.7%)
Leap Wireless	10,000	81,958	24,900

Transportation (6.2%)
Airborne Inc.	5,000	60,308	112,850
Southwest Airlines	6,000	90,162	102,180
Trinity Industries	800	22,657	15,000
SUB-TOTAL		173,127	230,030

Total Investments (87.9%)		$2,369,665	3,285,176
Other Assets (net of liabilities) (12.1%)			454,320
Total Net Assets (100%)			$3,739,496

*Non-income producing

May 31, 2002 Semi-Annual Report	11

FINANCIAL HIGHLIGHTS	SEXTANT GROWTH FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
		Period ended		For the year ended Nov 30,
		May 31, 2002	2001	2000	1999	1998	1997
Net asset value at beginning of period		$11.90	$13.16	$12.68	$9.29	$9.58	$7.92
	Income from investment operations
	Net investment income	(0.02)	(0.02)	(0.07)	(0.06)	0.02	0.01
	Net gains or losses on securities
	(both realized and unrealized)	(0.05)	(1.24)	1.36	4.26	(0.09)	2.41
Total from investment operations		(0.07)	(1.26)	1.29	4.20	(0.07)	2.40
	Less distributions
	Dividends (from net investment income)	-	-	-	(0.14)	(0.02)	(0.01)
	Distributions (from capital gains)	-	-	(0.81)	(0.67)	(0.20)	(0.73)
Total distributions		-	-	(0.81)	(0.81)	(0.22)	(0.74)
Net asset value at end of period		$11.83	$11.90	$13.16	$12.68	$9.29	$9.58
Total Return		(0.01%)	(9.57)%	10.16%	44.76%	(0.97)%	30.30%
Ratios / Supplemental Data
Net assets ($000), end of period		$3,739	$3,792	$3,862	$3,116	$2,139	$2,188
Ratio of expenses to average net assets		0.50%	0.78%	1.05%	1.12%	0.66%	1.04%
Ratio of net investment income to average net assets		(0.20)%	(0.18)%	(0.51)%	(0.50)%	0.19%	(0.12)%
Portfolio turnover rate		11%	8%	20%	28%	41%	25%

STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2002

Assets
	Investments (Cost $2,369,665)	$3,285,176
	Cash	457,119
	Dividends Receivable	1,192
	Insurance Reserve Premium	1,214
	Total Assets		3,744,701

Liabilities
	Other Liabilities	5,205
	Total Liabilities		5,205

Net Assets			$3,739,496

Fund Shares Outstanding			316,041

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	$2,573,738
	Accumulated net realized gain on investments	250,247
	Unrealized net appreciation to Fund shares outstanding	915,511
	Net Assets applicable to Fund shares outstanding		$3,739,496

Net Asset Value, Offering and Redemption price per share			$11.83

(The accompanying notes are an integral part of these financial statements)

12	May 31, 2002 Semi-Annual Report

(graphic omitted) SEXTANT GROWTH FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2002

Investment Income
	Dividend income	$11,323
	Miscellaneous income	25
	Gross Investment Income		$11,348

Expenses
	Investment Advisor and administration fee	13,501
	Professional fees	2,195
	Custodian fees	1,141
	Filing and registration	1,055
	Meetings	818
	Insurance	628
	Printing and postage	615
	Other expenses	261
	Total gross expenses	20,214
	Less: Custodian fees waived	(1,141)
	Net expenses		19,073
	Net investment loss		(7,725)

Net realized gain on investments
	Proceeds from sales	387,358
	Less: cost of securities sold based on identified cost	145,508
	Realized net gain		241,850

Unrealized gain on investments
	End of period	915,511
	Beginning of period	1,172,350
	Decrease in unrealized gain for the period		(256,839)
	Net realized and unrealized loss on investments		(14,989)

Net decrease in net assets resulting from operations			$(22,714)

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
		May 31, 2002	Nov. 30, 2001
INCREASE (DECREASE) IN NET ASSETS
From Operations:
	Net investment loss	$(7,725)	$(6,671)
	Net realized gain (loss) on investments	241,850	(49,719)
	Net decrease in unrealized appreciation	(256,839)	(304,455)
	Net decrease in net assets from operations	(22,714)	(360,845)

Dividends to shareowners from:
	Net investment income	-	-
	Capital gains distributions	-	-
	Total Distributions	-	-

Fund share transactions
	Proceeds from sales of shares	216,320	603,793
	Value of shares issued in reinvestment of dividends	-	-
		216,320	603,793
	Cost of shares redeemed	(245,623)	(313,737)
	Net increase (decrease) in net assets from share transactions	(29,303)	290,056
Total decrease in net assets		$(52,017)	$(70,789)

NET ASSETS
	Beginning of period	3,791,513	3,862,302
	End of period	$3,739,496	$3,791,513

Shares of the fund sold and redeemed
	Number of shares sold	18,891	50,805
	Number of shares issued in reinvestment of dividends	-	-
		18,891	50,805
	Number of shares redeemed	(21,570)	(25,630)
Net increase (decrease) in number of shares outstanding		(2,679)	25,175

(The accompanying notes are an integral part of these financial statements)

May 31, 2002 Semi-Annual Report	13

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue	Number of Shares	Cost	Market Value	Country
				As of May 31, 2002
Common Stocks (85%)

Aircraft (3%)
Embraer Aircraft ADR	1,713	$38,169	$40,427	Brazil

Banking and Financial (10.4%)
Aegon NV ADR	1,238	11,512	26,592	Netherlands
AXA ADS	1,000	31,165	19,620	France
Banco Bilbao Vizcaya ADS	1,800	7,702	21,942	Spain
ING Groep ADS	1,400	36,134	37,072	Netherlands
Toronto-Dominion Bank	1,400	18,159	35,476	Canada
SUB-TOTAL		104,672	140,702

Building Materials (4.9%)
C R H plc ADR	2,000	23,075	34,900	Ireland
Hanson plc ADR	800	24,574	30,800	UK
SUB-TOTAL		47,649	65,700

Computers (13.9%)
Business Objects ADS*	6,000	19,570	171,180	France
Dassault Systems ADR	400	13,875	16,320	France
SUB-TOTAL		33,445	187,500

Consumer Products (4.3%)
Coca-Cola Femsa ADS	1,500	9,750	38,250	Mexico
Gucci Group	200	10,925	19,810	Italy
SUB-TOTAL		20,675	58,060

Country Funds (.9%)
New Ireland Fund	1,082	12,626	12,064	Ireland

Electronics (3.2%)
Epcos AG ADS	500	34,206	19,505	Germany
Sony ADR	400	32,237	23,244	Japan
SUB-TOTAL		66,443	42,749

Hotels & Motels (.6%)
Fairmont Hotels & Resorts	300	3,731	8,421	Canada

Medical-Drugs (3.8%)
Aventis ADS	508	15,859	35,418	France
Glaxo Wellcome plc ADR	400	9,800	16,300	UK
SUB-TOTAL		25,659	51,718

Metals & Mining (4.4%)
Potash Corp of Saskatchewan	300	21,164	20,115	Canada
Rio Tinto plc ADS	500	31,175	38,605	UK
SUB-TOTAL		52,339	58,720

Oil & Gas Production (4.9%)
Petroleum Geo-Services ADS*	1,000	10,979	4,120	Norway
Repsol-YPF ADR	2,000	43,592	23,680	Spain
Total Fina Elf ADR	500	21,864	38,835	France
SUB-TOTAL		76,435	66,635

14	May 31, 2002 Semi-Annual Report

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	INVESTMENTS

Issue	Number of Shares	Cost	Market Value	Country

Paper Products (5.2%)
Metso ADS	2,100	22,802	29,925	Finland
UPM-Kymmene Oyj	1,000	34,399	39,600	Finland
SUB-TOTAL		57,201	69,525

Photographic Equipment (3.8%)
Canon ADR	1,000	23,427	38,800	Japan
Fuji Photo Film ADR	400	10,050	12,740	Japan
SUB-TOTAL		33,477	51,540

Real Estate (3.2%)
Intrawest	2,400	41,341	43,104	Canada

Telecommunications (8.3%)
American Movil	2,000	29,725	34,980	Mexico
BCE	900	15,830	16,659	Canada
British Sky Broadcasting ADS	300	11,063	19,350	UK
Nortel Networks*	1,412	82,968	3,121	Canada
PT Indosat ADR	1,000	20,952	13,420	Indonesia
Tele Norte Leste Participacoes ADR	335	6,933	4,244	Brazil
Telefonica ADS*	564	12,058	17,710	Spain
Telesp Celular Participacoes ADR	500	24,895	2,720	Brazil
SUB-TOTAL		204,424	112,204

Transportation (4.5%)
Canadian Pacific Ltd.	600	7,985	13,512	Canada
Desc ADR	2,700	42,981	33,480	Mexico
Lan Chile ADS	2,500	18,845	14.025	Chile
SUB-TOTAL		69,811	61,017

Utilities (5.7%)
Enel ADR	800	35,372	23,720	Italy
Enersis ADR*	1,103	24,676	8,658	Chile
Fording	1,000	15,170	20,900	Canada
Korea Electric Power ADS	2,000	31,961	23,060	Korea
Transport de Gas del Sur ADR	1,500	18,808	1,230	Argentina
SUB-TOTAL		125,987	77,568

Total Investments (85%)		$1,014,084	1,147,654
Other Assets (net of liabilities) (15%)			197,500
Total Net Assets (100%)			$1,345,154

* Non-income producing

May 31, 2002 Semi-Annual Report	15

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
			For the year ended November 30,
		Period ended May 31, 2002	2001	2000	1999	1998	1997
Net asset value at beginning of period		$7.24	$8.52	$8.32	$6.81	$6.61	$5.87
	Income from investment operations
	Net investment income	0.01	0.04	0.43	0.13	0.04	0.06
	Net gains or losses on securities (both realized and unrealized)	0.05	(1.30)	0.20	1.57	0.20	0.74
Total from investment operations		0.06	(1.26)	0.63	1.70	0.24	0.80
	Less distributions
	Dividends (from net investment income)	-	(0.02)	(0.43)	(0.12)	(0.04)	(0.06)
	Distributions (from capital gains)	-	-	-	(0.07)	-	-
Total distributions		-	(0.02)	(0.43)	(0.19)	(0.04)	(0.06)
Net asset value at end of period		$7.30	$7.24	$8.52	$8.32	$6.81	$6.61
Total return		0.83%	(14.80)%	7.62%	24.90%	3.57%	13.58%
Ratios/supplemental data
Net assets ($000), end of period		$1,345	$1,445	$1,736	$1,162	$881	$881
Ratio of expenses to average net assets		0.68%	1.17%	1.20%	0.72%	1.16%	1.51%
Ratio of net investment income to average net assets		0.13%	0.34%	4.74%	1.74%	0.54%	0.93%
Portfolio turnover rate		2%	6%	11%	17%	18%	9%

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2002

Assets
	Investments (Cost $1,014,084)	$1,147,654
	Cash	199,933
	Dividends Receivable	1,595
	Total Assets		$1,349,182

Liabilities
	Other Liabilities	4,028
	Total Liabilities		4,028

Net Assets			$1,345,154

Fund Shares Outstanding			184,330

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,273,252
	Accumulated net realized loss on investments	(61,668)
	Unrealized net appreciation to Fund shares outstanding	133,570
	Net Assets applicable to Fund shares outstanding		$1,345,154

Net Asset Value, Offering and Redemption price per share			$7.30

(The accompanying notes are an integral part of these financial statements)

16	May 31, 2002 Semi-Annual Report

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2002

Investment Income
	Dividend income (net Foreign Tax of $1,845)	$11,303
	Gross investment income		$11,303
Expenses
	Investment Advisor and administration fee	5,559
	Filing and registration fees	1,463
	Professional fees	1,321
	Custodian fees	1,187
	Meetings	377
	Insurance	303
	Printing and postage	296
	Other expenses	160
	Total gross expenses	10,666
	Less: Custodian fees waived	(1,187)
	Net expenses		9,479
	Net investment income		1,824
Net realized gain on investments
	Proceeds from sales	25,100
	Less: Cost of securities sold based on identified cost	12,262
	Realized net gain		12,838
Unrealized gain on investments
	End of period	133,570
	Beginning of period	135,270
	Decrease in unrealized gain for the period		(1,700)
	Net realized and unrealized gain on investments		11,138

Net increase in net assets resulting from operations			$12,962

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
		May 31, 2002	Nov. 30, 2001
INCREASE (DECREASE) IN NET ASSETS
From Operations:
	Net investment income	$1,824	$5,248
	Net realized gain (loss) on investments	12,838	(72,856)
	Net decrease in unrealized appreciation	(1,700)	(189,831)
	Net increase (decrease) in net assets from operations	12,962	(257,439)

Dividends to shareowners from:
	Net investment income	-	(3,779)
	Capital gains distributions	-	-
	Total Distributions	-	(3,779)

Fund share transactions
	Proceeds from sales of shares	20,249	120,139
	Value of shares issued in reinvestment of dividends	-	3,752
		20,249	123,891
	Cost of shares redeemed	(132,877)	(154,296)
	Net decrease in net assets from share transactions	(112,628)	(30,405)
Total decrease in net assets		$(99,666)	$(291,623)

NET ASSETS
	Beginning of period	1,444,820	1,736,443
	End of period	$1,345,154	$1,444,820

Shares of the fund sold and redeemed
	Number of shares sold	2,702	14,929
	Number of shares issued in reinvestment of dividends	-	518
		2,702	15,447
	Number of shares redeemed	(17,831)	(19,782)
Net decrease in number of shares outstanding		(15,129)	(4,335)

(The accompanying notes are an integral part of these financial statements)

May 31, 2002 Semi-Annual Report	17

ADDITIONAL PERFORMANCE INFORMATION
Average Annual Returns (as of 6/30/2002, per regulatory requirement)
		1 year	5 years	10 years
(Graphic Omitted)	Sextant Growth Fund	-9.79%	7.51%	8.80%
	Sextant International Fund	-8.68%	2.02%	6.43%*
	Sextant Short-Term Bond Fund	7.77%	6.14%	5.79%*
	Sextant Bond Income Fund	10.63%	7.57%	5.83%**
*Since inception, 9/28/95	**since inception, 3/1/93

Performance data quoted in this report represents past performance, is before any taxes that may be payable by investors, and is no guarantee of future performance. The investment return and principal value of investments in the Funds fluctuate daily, and an investor’s shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months in this report because of the Sextant Funds performance fee advisory structure.

NOTES TO FINANCIAL STATEMENTS

Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the “Funds”), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity. Interest income is increased by accretion for bonds underwritten as original

18	May 31, 2002 Semi-Annual Report

issue discounts and/or purchased at market discounts. Cash dividends from equity securities are recorded as income on the ex-dividend date.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services, plus certain administrative and shareowner services to the Funds. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified Morningstar mutual fund category average. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 2003 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 2002, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $5,777 and $13,501, respectively. Sextant International Fund incurred advisory expenses of $5,559 and Sextant Short-Term Bond Fund incurred advisory expenses of $6,733.

In accordance with the expense waiver noted above, for the six months ended May 31, 2002, Saturna Capital waived $2,517 of the Sextant Short-Term Bond Fund advisory fee and $3,280 of that of Sextant Bond Income Fund.
Investors National Corporation (a broker-dealer subsidiary of Saturna Capital) acts as underwriter for the Trust, without compensation. The Funds’ custodian, National City Bank Indiana, waived its fees for earnings credits.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,486 and $222, respectively in commissions at discount rates during the six months ended May 31, 2002.
One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $100 per meeting attended, and in the six months ending May 31, 2002, such fees totalled $700 for the Trust.

Investments
At May 30, 2002, the net unrealized gain on investments for Bond Income, Short-Term Bond, Growth and International were $46,453, $66,676, $915,511, and $133,570, which consist of unrealized gains of $61,423, $66,855, $1,273,955, and $390,723, and unrealized losses of $14,970, $179, $358,444, and $257,153, respectively.

During the six months ended May 30, 2002, Bond Income purchased $148,607 of securities and sold $179,411. Comparable figures for Short-Term Bond are $346,760 purchased and $404,863 sold; for Growth $357,506 and $387,358; and for International, $43,559 and $25,100.

May 31, 2002 Semi-Annual Report	19

Web: http://www.saturna.com
E-mail: sextant@saturna.com

(logo)

Saturna Capital
Mutual Funds

1-800/SATURNA
(800/728-8762)
1-888/732-6262 for automated assistance,
including fund prices

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

SEXTANT Mutual Funds
(graphic omitted)
SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT May 31, 2002